Fair Value (Details) - Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Securities [Member]
Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis [Line Items]
Balance at beginning of year	$ 7,364	$ 7,046
Year Ended December 31, 2022
Change in fair value included in earnings	(374)	318
Vesting of Earnout Shares
Transfer in and/or out of Level 3	(6,990)
Balance at end of year		7,364
Equity method investees [Member]
Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis [Line Items]
Balance at beginning of year	4,907	4,633
Year Ended December 31, 2022
Change in fair value included in earnings	(1,385)	274
Vesting of Earnout Shares
Transfer in and/or out of Level 3
Balance at end of year	3,522	4,907
Derivative financial liabilities (Earnout Shares) [Member]
Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis [Line Items]
Balance at beginning of year	(13,800)	(15,470)
Year Ended December 31, 2022
Change in fair value included in earnings	(20,970)	1,670
Vesting of Earnout Shares	17,480
Transfer in and/or out of Level 3
Balance at end of year	$ (17,290)	$ (13,800)